Employee cost	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee cost
32.	Employee cost
Employee cost consists of the following:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Salaries, wages and welfare expenses	US$	3,716.0	Rs.	281,172.4	Rs.	317,406.0	Rs.	270,441.8
Contribution to provident fund and other funds		359.5		27,200.4		28,855.1		32,183.0

Total	US$	4,075.5	Rs.	308,372.8	Rs.	346,261.1	Rs.	302,624.8

Share based payments
Long Term Incentive Plan
A subsidiary of the Company operates a Long Term Incentive Plan (LTIP) arrangement for certain employees. The scheme provides a cash payment to the employee based on a specific number of phantom shares at grant and the share price of Tata Motors Limited at the vesting date. The cash payment is dependent on the performance of the underlying shares of Tata Motors Limited over the 3 year vesting period and continued employment at the end of the vesting period. The fair value of the awards is calculated using a Black-Scholes model at the grant date. The fair value is updated at each reporting date as the awards are accounted for as cash-settled plan. The inputs into the model are based on the Tata Motors Limited historic data, the risk-free rate and the weighted average fair value of shares, in the scheme at the reporting date. During the year ended March 31, 2016, the subsidiary company issued its final LTIP based on the share price of Tata Motors Limited.
The amount recognized in relation to the LTIP was Rs.Nil , Rs. 91.8 million and Rs. 85.5 million for the years ended March 31, 2020, 2019 and 2018, respectively. The Company considers these amounts as insignificant and accordingly has not provided further disclosures as required by IFRS 2 “Share-based Payment”.
Employee Stock Options
The Company has alloted stock options to certain employees during the year ended March 31, 2019, under Tata Motors Limited Employee Stock Options Scheme 2018 approved by the Nomination and Remuneration Committee (NRC).
As per the scheme, the number of shares that will vest is conditional upon certain performance measures determined by NRC. The performance is measured over vesting period of the options granted which ranges from 3 to 5 years. The performance measures under this scheme include growth in sales, earnings and free cash flow. The options granted under this scheme are exercisable by employees till one year from date of its vesting.
The Company has granted 7,812,427 number of options during the year ended March 31, 2019 at an exercise price of
₹
 345 /-. Option granted will vest equally each year starting from 3 years to 5 years from date of grant. Number of shares that will vest range from 0.5 to 1.5 per option granted depending on performance measures.

	Year ended March 31, 2020	Year ended March 31, 2019
Options outstanding at the beginning of the year	7,812,427	—
Granted during the year	—	7,812,427
Forfeited/Expired during the year	(589,530)	—
Exercised during the year	—	—
Outstanding at the end of the year	7,222,897	7,812,427
Maximum/Minimum number of shares to be issued for outstanding options (conditional on performance measures)	10,834,346/3,611,449	11,718,641/3,906,214
The Company recognized an amount of Rs. 47.0 million and Rs. 84.4 million in employee cost for Employee Stock Options for
the year
s
ended March 31, 2020 and March 31, 2019, respectively.
The following assumptions were used for calculation of fair value of options granted during the year ended March 31, 2019.

Estimate
Assumption factor	Year ended March 31, 2019
Risk free rate	7%-8%
Expected life of option	4-6 years
Expected volatility	33%-37%